Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill Roll Forward
Goodwill	$ 1,493	$ 1,493
Accumulated impairment losses	(194)	(72)
Net balance	1,299	1,421
Impairment losses	21	122	0
Goodwill associated with the sale of a business		(2)
Foreign currency translation and other	(7)	2
Goodwill	1,486	1,493	1,493
Accumulated impairment losses	(215)	(194)	(72)
Net balance	1,271	1,299	1,421
Finite Lived Intangible Assets [Line Items]
Gross Balance	604	408
Accumulated Amortization	157	140
Net Balance	447	268
Asset Impairment Charges	391	20	175
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2011	22
Estimated Amortization Expense 2012	21
Estimated Amortization Expense 2013	19
Estimated Amortization Expense 2014	18
Estimated Amortization Expense 2015	18
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	64	65
Intangible Assets Other Disclosures Abstract
Gross Balance	668	473
Net Balance	511	333
Total intangible assets acquired	227	9
Intangible Assets Reclassified From Other Assets		42
Intangible asset amortization expense	14	17	11
Latin America Generation [Member]
Goodwill Roll Forward
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Impairment losses	0	0
Goodwill associated with the sale of a business		0
Foreign currency translation and other	0	0
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Latin America Utilities [Member]
Goodwill Roll Forward
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
Impairment losses	0	0
Goodwill associated with the sale of a business		0
Foreign currency translation and other	0	0
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
North America Generation [Member]
Goodwill Roll Forward
Goodwill	111	121
Accumulated impairment losses	(20)	(20)
Net balance	91	101
Impairment losses	(18)	0
Goodwill associated with the sale of a business		0
Foreign currency translation and other	(10)	(10)
Goodwill	101	111
Accumulated impairment losses	(38)	(20)
Net balance	63	91
Europe Generation [Member]
Goodwill Roll Forward
Goodwill	137	127
Accumulated impairment losses	(137)	(19)
Net balance	0	108
Impairment losses	0	(118)
Goodwill associated with the sale of a business		0
Foreign currency translation and other	0	10
Goodwill	137	137
Accumulated impairment losses	(137)	(137)
Net balance	0	0
Asia Generation [Member]
Goodwill Roll Forward
Goodwill	78	78
Accumulated impairment losses	0	0
Net balance	78	78
Impairment losses	0	0
Goodwill associated with the sale of a business		(2)
Foreign currency translation and other	3	2
Goodwill	81	78
Accumulated impairment losses	0	0
Net balance	81	78
Corporate Other And Other Eliminations [Member]
Goodwill Roll Forward
Goodwill	101	101
Accumulated impairment losses	(6)	(2)
Net balance	95	99
Impairment losses	(3)	(4)
Goodwill associated with the sale of a business		0
Foreign currency translation and other	0	0
Goodwill	101	101
Accumulated impairment losses	(9)	(6)
Net balance	92	95
Deepwater Subsidiary [Member]
Goodwill Roll Forward
Impairment losses	18
Carrying Amount	18
Kilroot Subsidiary [Member]
Goodwill Roll Forward
Impairment losses		118
Ukraine Subsidiaries [Member]
Goodwill Roll Forward
Impairment losses		4
Other Subsidiary [Member]
Goodwill Roll Forward
Impairment losses	3
Project Development Rights [Member}
Acquired Finite Lived Intangible Assets [Line Items]
Amount	141
Project Development Rights [Member}
Finite Lived Intangible Assets [Line Items]
Gross Balance	141	0
Accumulated Amortization	0	0
Net Balance	141	0
Sales Concessions [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	162	167
Accumulated Amortization	(88)	(84)
Net Balance	74	83
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2011	6
Estimated Amortization Expense 2012	6
Estimated Amortization Expense 2013	6
Estimated Amortization Expense 2014	6
Estimated Amortization Expense 2015	6
Contractual Payment Rights [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	65
Weighted Average Amortization Period	10
Contractual Payment Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	65	0
Accumulated Amortization	(4)	0
Net Balance	61	0
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2011	9
Estimated Amortization Expense 2012	9
Estimated Amortization Expense 2013	9
Estimated Amortization Expense 2014	9
Estimated Amortization Expense 2015	9
Land Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	50	48
Accumulated Amortization	(2)	(1)
Net Balance	48	47
Land Use Rights [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	51	50
Acquired Indefinite Lived Intangible Assets [Line Items]
Amount	7	4
Management Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	66	64
Accumulated Amortization	(30)	(27)
Net Balance	36	37
Emission Allowances [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	14	4
Emission Allowances [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	26	11
Accumulated Amortization	0	0
Net Balance	26	11
Emission Allowances [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	8	15
Other Intangible Assets [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount		1
Weighted Average Amortization Period		35
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	94	118
Accumulated Amortization	(33)	(28)
Net Balance	61	90
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2011	7
Estimated Amortization Expense 2012	6
Estimated Amortization Expense 2013	4
Estimated Amortization Expense 2014	3
Estimated Amortization Expense 2015	3
Other Intangible Assets [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	$ 5	$ 0